Employee Benefit Plans (Narrative) (Details) $ in Millions		1 Months Ended		3 Months Ended								12 Months Ended
		Jan. 31, 2016 USD ($) Years	Aug. 31, 2009 USD ($) Years	Dec. 31, 2015 USD ($)	Sep. 30, 2015 USD ($)	Jun. 30, 2015 USD ($)	Mar. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Sep. 30, 2014 USD ($)	Jun. 30, 2014 USD ($)	Mar. 31, 2014 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)
Defined Benefit Plan Disclosure [Line Items]
Change in plan obligations, due to retiree medical benefits reduction			$ 36.3
Average future service of active participants, years | Years			12
Change in plan obligations, due to retiree life insurance benefits reduction			$ 27.7
Remaining term of plan, years | Years			3.3
Amortization period for gains and losses, period 1												3 years
Amortization period for gains and losses, period 2												5 years
Pension settlement charge				$ (1.1)	$ (6.2)	$ 0.0	$ 0.0	$ (2.0)	$ (1.4)	$ (6.1)	$ 0.0	$ (7.3)	$ (9.5)	$ 0.0
Assumed health care trend rate												8.60%
Ultimate health care trend rate												5.10%
Year that rate reaches ultimate trend rate				2022								2022
Postemployment benefits liability				$ 18.2				$ 25.2				$ 18.2	$ 25.2
Defined Benefit Pension Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Weighted average discount rate				3.92%				3.54%				3.92%	3.54%
Rate of return on assets												6.87%
Pension Benefits U.S. Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Net amount recognized	[1]			$ (198.5)				$ (198.7)				$ (198.5)	$ (198.7)
Qualified pension plans, benefit obligations				606.8				705.2				606.8	705.2	668.3
Qualified pension plans, plan assets				408.3				506.5				408.3	506.5	531.1
Net periodic benefit cost	[2]											76.4	$ 88.9	$ 52.7
Pension settlement charge				$ 4.1	$ 23.8			$ 7.5	$ 5.4	$ 23.5
Net actuarial loss												33.8
Expected prior service credit												$ (0.5)
Weighted average discount rate				4.19%				3.83%				4.19%	3.83%
Rate of return on assets												7.25%	7.50%	7.75%
Expected benefit payments associated with discontinued operations, in percentage				80.00%								80.00%
Pension Benefits U.S. Plans [Member] | Corporate and Government Bonds [Member]
Defined Benefit Plan Disclosure [Line Items]
assumptions used calculating net periodic benefit allocation, debt securities allocation												70.00%
Expected long term rate of return on debt securities, minimum												3.00%
Expected long term rate of return on debt securities, maximum												5.00%
Pension Benefits U.S. Plans [Member] | Equity Securities and High Yield Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Assumptions Used Calculating Net Periodic Benefit, Equity Securities Allocation												30.00%
Expected long term rate of return on equity securities, minimum												5.00%
Expected long term rate of return on equity securities, maximum												7.00%
Pension Benefits Non-U.S. Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Net amount recognized	[1]			$ (91.4)				$ (169.7)				$ (91.4)	$ (169.7)
Qualified pension plans, benefit obligations				667.7				777.6				667.7	777.6	$ 734.3
Qualified pension plans, plan assets				$ 576.3				$ 607.9				576.3	607.9	608.7
Net periodic benefit cost	[2]											1.4	$ 9.7	$ 10.6
Net actuarial loss												6.9
Expected prior service credit												$ (0.1)
Weighted average discount rate				3.69%				3.27%				3.69%	3.27%
Rate of return on assets												6.55%	6.33%	6.64%
U.S. Qualified Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Qualified pension plans, benefit obligations				$ 578.4				$ 673.1				$ 578.4	$ 673.1
Qualified pension plans, plan assets				408.3				506.5				408.3	506.5
Postretirement Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Net amount recognized	[1]			(76.6)				(93.4)				(76.6)	(93.4)
Qualified pension plans, benefit obligations				76.6				93.4				76.6	93.4	$ 93.8
Qualified pension plans, plan assets				$ 0.0				$ 0.0				0.0	0.0	0.0
Net periodic benefit cost	[2]											2.2	$ (1.0)	1.5
Net actuarial loss												1.2
Expected prior service credit												$ (5.1)
Weighted average discount rate				4.50%				4.20%				4.50%	4.20%
Expected benefit payments associated with discontinued operations, in percentage				70.00%								70.00%
Minimum [Member] | U.S. Pension and Postretirement Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Expected contributions related to continuing operations												$ 25.0
Minimum [Member] | International Pension and Postretirement Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Expected contributions related to continuing operations												20.0
Maximum [Member] | U.S. Pension and Postretirement Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Expected contributions related to continuing operations												30.0
Maximum [Member] | International Pension and Postretirement Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Expected contributions related to continuing operations												25.0
Subsequent Event [Member]
Defined Benefit Plan Disclosure [Line Items]
Change in plan obligations, due to retiree medical benefits reduction		$ 9.0
Average future service of active participants, years | Years		8
Discontinued Operations, Disposed of by Sale [Member] | Pension Benefits U.S. Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Net periodic benefit cost	[2]											53.7	$ 62.6	35.2
Current Assets of Discontinued Operations [Member] | Pension Benefits U.S. Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Qualified pension plans, plan assets				$ 374.8				$ 411.6				374.8	411.6
Current Assets of Discontinued Operations [Member] | U.S. Qualified Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Qualified pension plans, benefit obligations				507.6				544.7				507.6	544.7
Qualified pension plans, plan assets				374.8				411.6				374.8	411.6
Discontinued Operations, Disposed of by Sale [Member]
Defined Benefit Plan Disclosure [Line Items]
Change in plan obligations, due to retiree medical benefits reduction			$ 33.6
Postemployment benefits liability				6.0				9.0				6.0	9.0
Discontinued Operations, Disposed of by Sale [Member] | Pension Benefits U.S. Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Net amount recognized	[1]			145.7				148.0				145.7	148.0
Discontinued Operations, Disposed of by Sale [Member] | Postretirement Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Net amount recognized	[1]			$ 53.6				$ 68.6				53.6	68.6
Discontinued Operations, Disposed of by Sale [Member] | Subsequent Event [Member]
Defined Benefit Plan Disclosure [Line Items]
Change in plan obligations, due to retiree medical benefits reduction		$ 8.3
Discontinued Operations [Member] | Pension Benefits U.S. Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Net actuarial loss												260.0
Expected prior service credit												1.0
Discontinued Operations [Member] | Postretirement Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Net actuarial loss												14.0
Expected prior service credit												$ 26.0
Personal Savings Account Plan [Member]
Defined Contribution Plan Disclosure [Line Items]
Maximum employee contribution to plan												25.00%
Maximum contribution for eligible participants												3.00%
Employer match toward contributions, fifty cents for dollar, minimum												4.00%
Employer match toward contributions, fifty cents for dollar, maximum												6.00%
Employer contribution												$ 4.0	$ 5.0	$ 5.5
Retirement Savings Account Plan [Member]
Defined Contribution Plan Disclosure [Line Items]
Employer match toward contributions, fifty cents for dollar, minimum												3.00%
Employer match toward contributions, fifty cents for dollar, maximum												6.00%
Vesting period												3 years

[1]	Includes $145.7 and $148.0 of the U.S. pension plans at December 31, 2015 and 2014, respectively, and $53.6 and $68.6 of the postretirement benefit plans net liability (related to the U.S.) at December 31, 2015 and 2014, respectively, which are included in discontinued operations.
[2]	Includes $53.7, $62.6 and $35.2 of the U.S. pension plans in 2015, 2014 and 2013, respectively, and immaterial amounts of the postretirement benefit plans (related to the U.S.) in 2015, 2014 and 2013, which are included in discontinued operations.